Partners' Capital (Common Unit Activity) (Details) - Common Units [Member] - shares		3 Months Ended		12 Months Ended
	Jul. 21, 2015	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016
Limited Partners' Capital Account [Line Items]
Number of common units at beginning of year (in shares)			87,365,706	87,365,706
Common units issued in connection with ETP Dropdown (in shares)			5,710,922
Common units issued in connection with the PIPE Transaction (in shares)	5,500,000		2,263,158
Common units issued in connection with the ATM (in shares)		2,840,399
Phantom unit vesting (in shares)				861
Number of common units at end of year (in shares)		98,181,046		98,181,046